UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-07177

Name of Fund: BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc. (Formerly BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc. (Formerly BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.), 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2018

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Mid Cap Value Opportunities Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.7%
Spirit Aerosystems Holdings, Inc., Class A	61,400	$3,509,624
Auto Components — 1.0%
Allison Transmission Holdings, Inc.	130,800	5,059,344
Banks — 7.1%
Comerica, Inc.	23,100	1,633,170
Cullen/Frost Bankers, Inc.	37,000	3,492,430
FNB Corp.	105,000	1,495,200
Fulton Financial Corp.	142,300	2,625,435
Hancock Holding Co.	109,200	5,099,640
Huntington Bancshares, Inc.	162,188	2,085,738
International Bancshares Corp.	60,600	2,266,440
Prosperity Bancshares, Inc.	72,100	4,845,120
Regions Financial Corp.	134,500	1,849,375
Umpqua Holdings Corp.	273,700	4,836,279
Valley National Bancorp	414,600	4,875,696
Zions Bancorporation	45,500	1,821,365

		36,925,888
Beverages — 1.1%
Boston Beer Co., Inc., Class A (a)	39,310	5,674,398
Biotechnology — 0.6%
United Therapeutics Corp. (a)	23,136	2,908,195
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	21,400	3,543,626
Eaton Vance Corp.	114,100	4,898,313
Lazard Ltd., Class A	57,700	2,477,638
Stifel Financial Corp. (a)	22,400	1,094,688

		12,014,265
Chemicals — 3.5%
Albemarle Corp.	18,889	2,057,201
Ashland Global Holdings, Inc.	29,200	3,606,200
CF Industries Holdings, Inc.	135,900	3,633,966
FMC Corp.	46,800	3,427,164
Methanex Corp.	34,100	1,565,190
Westlake Chemical Corp.	66,800	4,158,300

		18,448,021
Commercial Services & Supplies — 1.2%
Clean Harbors, Inc. (a)	111,400	6,473,454
Communications Equipment — 0.6%
Ciena Corp. (a)	143,200	3,280,712
Construction & Engineering — 2.9%
AECOM (a)	201,800	6,903,578
Fluor Corp.	75,900	3,895,188
KBR, Inc.	294,600	4,139,130

		14,937,896
Containers & Packaging — 1.5%
Owens-Illinois, Inc. (a)	72,600	1,584,132

Common Stocks	Shares	Value
Containers & Packaging (continued)
Packaging Corp. of America	17,610	$1,739,516
Silgan Holdings, Inc.	76,640	4,645,917

		7,969,565
Distributors — 0.7%
LKQ Corp. (a)	123,055	3,844,238
Diversified Financial Services — 0.9%
Voya Financial, Inc.	122,000	4,560,360
Electric Utilities — 3.0%
Hawaiian Electric Industries, Inc.	120,500	4,039,160
OGE Energy Corp.	231,900	8,065,482
PNM Resources, Inc.	95,100	3,542,475

		15,647,117
Electrical Equipment — 1.5%
AMETEK, Inc.	133,950	7,661,940
Electronic Equipment, Instruments & Components — 4.2%
Avnet, Inc.	148,600	5,749,334
Flex Ltd. (a)	241,200	3,728,952
National Instruments Corp.	171,600	5,990,556
Tech Data Corp. (a)	66,500	6,360,725

		21,829,567
Energy Equipment & Services — 1.9%
Dril-Quip, Inc. (a)(b)	51,000	2,629,050
Ensco PLC, Class A	190,900	1,506,201
Oceaneering International, Inc.	153,600	4,053,504
Patterson-UTI Energy, Inc.	74,390	1,610,172

		9,798,927
Food & Staples Retailing — 0.6%
Supervalu, Inc. (a)	753,782	3,090,506
Food Products — 2.3%
Hain Celestial Group, Inc. (a)	124,400	4,601,556
Pinnacle Foods, Inc.	35,472	2,062,697
TreeHouse Foods, Inc. (a)(b)	61,652	5,400,715

		12,064,968
Gas Utilities — 2.8%
National Fuel Gas Co.	74,200	4,109,196
UGI Corp.	150,100	7,529,016
WGL Holdings, Inc.	38,700	3,191,202

		14,829,414
Health Care Equipment & Supplies — 1.8%
Halyard Health, Inc. (a)	237,239	9,370,940
Health Care Providers & Services — 4.0%
LifePoint Health, Inc. (a)	124,750	7,753,213
Owens & Minor, Inc.	242,192	8,391,953

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
Patterson Cos., Inc.	104,819	$4,663,397

		20,808,563
Hotels, Restaurants & Leisure — 1.3%
Hyatt Hotels Corp., Class A (a)	121,784	6,759,012
Household Durables — 0.5%
Mohawk Industries, Inc. (a)	11,334	2,661,110
Independent Power and Renewable Electricity Producers — 0.7%
NRG Energy, Inc.	217,400	3,674,060
Insurance — 8.1%
Alleghany Corp. (a)	9,841	6,009,899
American Financial Group, Inc.	69,000	6,714,390
Arch Capital Group Ltd. (a)	17,200	1,667,884
Arthur J Gallagher & Co.	61,100	3,409,991
Genworth Financial, Inc., Class A (a)	194,266	784,835
Mercury General Corp.	49,600	3,049,904
Reinsurance Group of America, Inc.	45,300	5,664,312
RenaissanceRe Holdings Ltd.	16,100	2,288,937
Unum Group	48,110	2,228,936
W.R. Berkley Corp.	91,400	6,213,372
XL Group Ltd.	101,900	4,264,515

		42,296,975
IT Services — 3.6%
DXC Technology Co. (a)	87,900	6,622,386
Leidos Holdings, Inc.	144,000	7,583,040
VeriFone Systems, Inc. (a)(b)	247,500	4,588,650

		18,794,076
Life Sciences Tools & Services — 0.7%
VWR Corp. (a)(b)	134,714	3,807,018
Machinery — 3.0%
Colfax Corp. (a)	106,200	4,297,914
Kennametal, Inc.	80,000	3,326,400
Wabtec Corp.	98,700	8,279,943

		15,904,257
Marine — 0.9%
Kirby Corp. (a)(b)	66,300	4,680,780
Media — 2.0%
Cable One, Inc.	10,369	7,070,206
Scripps Networks Interactive, Inc., Class A	44,700	3,339,984

		10,410,190
Metals & Mining — 1.6%
Carpenter Technology Corp.	74,600	3,028,760
Steel Dynamics, Inc.	76,000	2,746,640

Common Stocks	Shares	Value
Metals & Mining (continued)
United States Steel Corp.	108,500	$2,421,720

		8,197,120
Multi-Utilities — 1.9%
Black Hills Corp.	76,900	5,230,738
Vectren Corp.	81,200	4,824,904

		10,055,642
Multiline Retail — 1.6%
Dollar Tree, Inc. (a)	48,443	4,009,627
Nordstrom, Inc.	87,902	4,243,030

		8,252,657
Oil, Gas & Consumable Fuels — 3.5%
Concho Resources, Inc. (a)	19,757	2,502,422
Energen Corp. (a)	72,942	3,792,254
HollyFrontier Corp.	200,100	5,630,814
SM Energy Co.	53,800	1,215,342
Whiting Petroleum Corp. (a)	177,970	1,477,151
World Fuel Services Corp.	94,740	3,489,274

		18,107,257
Paper & Forest Products — 0.8%
Domtar Corp.	99,800	3,957,070
Personal Products — 0.3%
Edgewell Personal Care Co. (a)	24,366	1,741,925
Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC (a)	44,472	7,083,500
Real Estate Investment Trusts (REITs) — 7.7%
Highwoods Properties, Inc.	138,718	7,057,972
LTC Properties, Inc.	149,035	7,129,834
Outfront Media, Inc.	278,377	7,282,342
Pebblebrook Hotel Trust (b)	200,135	5,956,018
Seritage Growth Properties, Class A (b)	150,991	6,266,126
Tanger Factory Outlet Centers, Inc.	202,657	6,320,872

		40,013,164
Real Estate Management & Development — 1.5%
Alexander & Baldwin, Inc.	171,372	7,884,826
Road & Rail — 0.6%
Genesee & Wyoming, Inc., Class A (a)(b)	49,600	3,360,896
Semiconductors & Semiconductor Equipment — 2.0%
Cypress Semiconductor Corp.	297,900	4,173,579
ON Semiconductor Corp. (a)	242,900	3,444,322
Skyworks Solutions, Inc.	26,400	2,633,136
Teradyne, Inc.	8,500	299,795

		10,550,832

2	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Common Stocks	Shares	Value
Software — 2.5%
Netscout Systems, Inc. (a)(b)	131,363	$4,945,817
PTC, Inc. (a)	86,575	4,679,379
Verint Systems, Inc. (a)	85,800	3,371,940

		12,997,136
Specialty Retail — 3.5%
Advance Auto Parts, Inc.	19,700	2,800,158
Dick’s Sporting Goods, Inc.	104,000	5,257,200
Foot Locker, Inc.	63,295	4,895,235
Staples, Inc.	292,641	2,859,103
Tiffany & Co.	25,500	2,337,075

		18,148,771
Technology Hardware, Storage & Peripherals — 1.0%
Diebold Nixdorf, Inc.	191,100	5,389,020
Textiles, Apparel & Luxury Goods — 2.2%
Coach, Inc.	116,742	4,598,467
PVH Corp.	15,300	1,545,759
Ralph Lauren Corp.	23,100	1,864,632
Skechers U.S.A., Inc., Class A (a)	146,900	3,709,225

		11,718,083
Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	164,900	2,191,521
Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	32,700	2,927,631
Total Long-Term Investments (Cost — $459,252,211) — 100.0%		$522,272,431

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (c)(d)	2,943,178	$2,943,178
SL Liquidity Series, LLC, Money Market Series, 1.09% (c)(d)(e)	28,700,298	28,706,038
Total Short-Term Securities (Cost — $31,644,807) — 6.1%		31,649,216
Total Investments (Cost — $490,897,018) — 106.1%		553,921,647
Liabilities in Excess of Other Assets — (6.1)%		(31,665,856)

Net Assets — 100.0%		$522,255,791

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$497,063,514

Gross unrealized appreciation		$75,341,339
Gross unrealized depreciation		(18,483,206)

Net unrealized appreciation		$56,858,133

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Mid Cap Value Opportunities Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Value Held at January 31, 2017	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain	Change in Unrealized Depreciateion
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,845,048	98,130	2,943,178	$2,943,178	$3,017		—	—
SL Liquidity Series, LLC, Money Market Series	44,021,709	(15,321,411)	28,700,298	28,706,038	60,261	[1]	$436	$(792)
Total				$31,649,216	$63,278		$436	$(792)

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Mid Cap Value Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investment is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$522,272,431	—	—	$522,272,431
Short-Term Securities	2,943,178	—	—	2,943,178

Subtotal	$525,215,609	—	—	$525,215,609

Investments Valued at NAV[2]				28,706,038

Total				$553,921,647

[1] See above Schedule of Investments for values in each industry.
[2] As of January 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND	APRIL 30, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc. (Formerly BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.)

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc. (Formerly BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.)

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Dividend Fund of BlackRock Mid Cap Dividend Series, Inc. (Formerly BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc.)

Date: June 22, 2017